Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 15
CIK	dei_EntityCentralIndexKey	0000278187
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2021
Prospectus Date	rr_ProspectusDate	Dec. 08, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM ESG High Yield Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGANX
PGIM ESG High Yield Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAUX
PGIM ESG High Yield Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAVX
PGIM ESG High Yield Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAQX